CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 6,223	$ 6,279
Provision (recovery) for losses on accounts receivable	(473)	188	$ 1,122
Amounts written off charged against the allowance	(888)	(525)
Other, primarily foreign currency translation	779	281
Ending balance	5,641	6,223	$ 6,279
Accounts Receivable, Allowance for Sales Returns	$ 2,429	$ 3,350